Right-of-Use Asset	12 Months Ended
Jun. 30, 2020
Right-of-use Asset
Right-of-Use Asset

6. Right-of-use asset

Right-of-use asset consists of the following:

	June 30, 2020	June 30, 2019
Office lease	$319,133	-
Less accumulated depreciation	(106,378)	-
Right-of-use asset, net	$212,755	$-